Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2026	Dec. 31, 2026	Dec. 31, 2026
Bloomberg US Aggregate Bond TR USD Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg US Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.58%	0.15%	1.59%
Federated Hermes Mortgage Strategy Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		8.80%	0.34%	1.87%
Federated Hermes Mortgage Strategy Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.66%	(1.21%)	0.47%
Federated Hermes Mortgage Strategy Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.16%	(0.42%)	0.82%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market.
[2]	The Bloomberg US Mortgage-Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).